Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases
18.	Leases

The Group’s leases consist of operating leases and short-term lease for administrative office spaces in different cities of Asia. As of December 31, 2023, the Group had no long-term leases that were classified as a financing lease.

For the years ended December 31, 2021, 2022 and 2023, the lease expense is as:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating lease expense	46,120,215	40,554,178	24,508,899
Short-term lease expense	2,256,674	159,623	638,012
Total lease expense	48,376,889	40,713,801	25,146,911

Supplemental consolidated balance sheet information related to leases is as follows:

	As of	As of
	December 31,	December 31,
	2022	2023
	RMB	RMB
Operating lease:
Operating leases right-of-use assets	49,910,725	22,792,474
Current portion of lease liabilities	27,479,158	14,767,840
Non-current portion of lease liabilities	19,571,579	6,700,694
Total operating lease liabilities	47,050,737	21,468,534
Weighted-average remaining lease term (in years) – operating leases	1.91	1.77
Weighted-average discount rate – operating leases	4.59%	4.49%

Supplemental cash flow information related to leases are as follows:

	For the	For the
	year ended	year ended
	December 31,	December 31,
	2022	2023
	RMB	RMB
Cash paid for operating leases	31,734,384	22,841,590
Lease liabilities arising from obtaining right-of-use assets	29,500,598	5,247,887

As of December 31, 2023, future minimum lease payments under non-cancellable operating lease agreements for which the Group has recognized operating lease right-of-use assets and liabilities are as follows:

Years ending	RMB
2024	16,227,289
2025	6,034,549
2026 and thereafter	2,456,764
Total undiscounted cash flows	24,718,602
Less: imputed interest	3,250,068
Total	21,468,534

Lease liabilities due within one year	14,767,840
Lease liabilities due after one year	6,700,694